Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [Abstract]
Expenses by nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Research and development
External costs (1)	7,134	338	296
Employee expenses (2)	1,419	—	—
Total research and development expenses	8,553	338	296

General and administrative
External costs (1)	5,623	103	14
Employee expenses (2)	924	5	—
Total general and administrative expenses	6,547	108	14
Total operating expenses	15,100	446	310

(1) Includes depreciation expense (see note 10, “Property, plant and equipment”).

(2) Includes share-based compensation expense (see note 15, “Share-based compensation”).